Provisions - Disclosure of Detailed Information About Provisions (Details) - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020
Statement Line Items [Line Items]
Current provisions	$ 9,443	$ 5,844
Non-current provisions	1,391	1,796
Other Provisions [Member]
Statement Line Items [Line Items]
Current provisions	8,841	5,205
Make Good [Member]
Statement Line Items [Line Items]
Current provisions	602	639
Non-current provisions	$ 1,391	$ 1,796